Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
ORGANOCLAY SALES	$ 1,420	$ 1,059	$ 3,371	$ 3,838
COST OF SALES
Production costs	(1,614)	(1,416)	(4,238)	(4,295)
Depreciation	(395)	(159)	(760)	(705)
Total cost of sales	(2,009)	(1,575)	(4,998)	(5,000)
GROSS LOSS	(589)	(516)	(1,627)	(1,162)
EXPENSES
Exploration expenditures	(3,718)	(1,231)	(7,323)	(2,623)
Organoclay research and development	(149)	(110)	(423)	(318)
General and administrative	(1,651)	(2,762)	(7,555)	(5,334)
Share of loss in Joint Venture	(1)	776	(271)	(4,452)
Stock-based compensation	(938)	(7,139)	(3,897)	(9,729)
Total expenses	(6,457)	(10,466)	(19,469)	(22,456)
OTHER ITEMS
Foreign exchange (loss)/gain	(722)	(2,347)	1,523	(4,157)
Other income	335	570	924	330
Total other items	(387)	(1,777)	2,447	(3,827)
NET LOSS	(7,433)	(12,759)	(18,649)	(27,445)
OTHER COMPREHENSIVE LOSS ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO NET LOSS
Unrealized gain/(loss) on translation to reporting currency	773	2,212	(1,738)	3,709
TOTAL COMPREHENSIVE LOSS	$ (6,660)	$ (10,547)	$ (20,387)	$ (23,736)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.08)	$ (0.15)	$ (0.21)	$ (0.38)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	88,616	86,065	88,560	71,790